Marketable Securities - Summary of Debt Securities, Available For Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	$ 343,275	$ 161,922
Gross Unrealized Gains	1	17
Gross Unrealized Loss	(766)
Fair Value	342,510	161,939
U.S. Treasury Bills [Member] | Marketable Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	287,699	131,927
Gross Unrealized Gains	1	12
Gross Unrealized Loss	(577)
Fair Value	287,123	131,939
U.S. Government Agency Bonds [Member] | Marketable Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Amortized Cost	55,576	29,995
Gross Unrealized Gains		5
Gross Unrealized Loss	(189)
Fair Value	$ 55,387	$ 30,000